UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 138.0%
DIVERSIFIED 12.7%
Colonial Properties Trust	173,362	$4,169,356
iStar Financial	90,700	1,272,521
Land Securities Group PLC (United Kingdom)	91,600	2,743,272
Unibail-Rodamco (France)	42,500	10,937,453
Vornado Realty Trust	509,500	43,923,995
		63,046,597
HEALTH CARE 34.3%
HCP	865,200	29,252,412
Health Care REIT	555,800	25,083,254
Nationwide Health Properties	910,200	30,719,250
Omega Healthcare Investors	295,300	5,126,408
Senior Housing Properties Trust	800,945	18,982,396
Ventas	1,354,300	60,821,613
		169,985,333
HOTEL 5.7%
DiamondRock Hospitality Co.	523,900	6,637,813
Hospitality Properties Trust	407,200	13,852,944
Strategic Hotels & Resorts	570,600	7,491,978
		27,982,735
INDUSTRIAL 3.1%
First Industrial Realty Trust	133,000	4,108,370
ING Industrial Fund (Australia)	2,822,359	5,494,022
Segro PLC (United Kingdom)	539,145	5,435,674
		15,038,066
MORTGAGE 0.7%
Gramercy Capital Corp.	173,598	3,633,406

OFFICE 24.8%
BioMed Realty Trust	341,536	8,159,295
Boston Properties(a)	216,900	19,969,983

	Number
	of Shares	Value
Brandywine Realty Trust	921,282	$15,624,943
Derwent London PLC (United Kingdom)	162,800	4,904,675
EastGroup Properties	107,400	4,989,804
Highwoods Properties	509,200	15,820,844
ING Office Fund (Australia)	4,452,512	5,391,623
Mack-Cali Realty Corp.(b)	816,300	29,150,073
Maguire Properties	507,800	7,266,618
Parkway Properties	126,300	4,668,048
SL Green Realty Corp.	85,275	6,947,354
		122,893,260
OFFICE/INDUSTRIAL 5.8%
Liberty Property Trust	727,980	22,647,458
Mission West Properties	662,900	6,264,405
		28,911,863
RESIDENTIAL-APARTMENT—APARTMENT 23.8%
American Campus Communities	311,084	8,511,258
Apartment Investment & Management Co.	342,665	12,270,834
AvalonBay Communities(c)	320,100	30,896,052
Camden Property Trust	317,300	15,928,460
Education Realty Trust	412,100	5,180,097
Home Properties	445,959	21,401,572
Mid-America Apartment Communities	186,800	9,310,112
UDR	579,500	14,209,340
		117,707,725
SELF STORAGE 3.1%
Extra Space Storage	367,700	5,953,063
Sovran Self Storage	225,000	9,609,750
		15,562,813
SHOPPING CENTER 22.5%
COMMUNITY CENTER 7.5%
Cedar Shopping Centers	385,300	4,500,304
Developers Diversified Realty Corp.	480,291	20,114,587
Inland Real Estate Corp.	279,200	4,246,632

	Number
	of Shares	Value
Ramco-Gershenson Properties Trust	395,300	$8,344,783
		37,206,306
REGIONAL MALL 15.0%
General Growth Properties	724,983	27,672,601
Glimcher Realty Trust	598,900	7,162,844
Macerich Co.	562,600	39,533,902
		74,369,347
TOTAL SHOPPING CENTER		111,575,653

SPECIALTY 1.5%
Entertainment Properties Trust	152,944	7,544,728
TOTAL COMMON STOCK (Identified cost—$499,951,845)		683,882,179

PREFERRED SECURITIES—$25 PAR VALUE 31.5%
BANK 0.7%
PNC Capital Trust E, 7.75%	75,000	1,845,000
Wells Fargo Capital XII, 7.875%	70,500	1,783,650
		3,628,650
FINANCE—INVESTMENT BANKER/BROKER 0.4%
Lehman Brothers Holdings, 7.95%, Series J	88,000	1,811,040

REAL ESTATE 30.4%
DIVERSIFIED 2.7%
Duke Realty Corp., 8.375%, Series O	48,300	1,188,180
Entertainment Properties Trust, 7.75%, Series B	110,000	2,475,000
iStar Financial, 7.80%, Series F	200,000	2,780,000
iStar Financial, 7.65%, Series G	60,000	813,600
iStar Financial, 7.50%, Series I	80,000	1,072,000
Lexington Realty Trust, 7.55%, Series D	180,000	3,402,000
Vornado Realty Trust, 6.625%, Series I	80,000	1,700,000
		13,430,780

	Number
	of Shares	Value
HEALTH CARE 1.9%
Health Care REIT, 7.875%, Series D	136,609	$3,340,090
Health Care REIT, 7.625%, Series F	184,900	4,435,751
Omega Healthcare Investors, 8.375%, Series D	60,000	1,500,000
		9,275,841
HOTEL 5.8%
Ashford Hospitality Trust, 8.45%, Series D	101,800	1,852,760
Hospitality Properties Trust, 8.875%, Series B	99,925	2,378,215
Hospitality Properties Trust, 7.00%, Series C	100,000	1,950,000
Host Hotels & Resorts, 8.875%, Series E	84,000	2,112,600
LaSalle Hotel Properties, 8.00%, Series E	75,600	1,651,482
LaSalle Hotel Properties, 7.25%, Series G	165,000	3,217,500
Strategic Hotels & Resorts, 8.50%, Series A	106,200	2,001,870
Strategic Hotels & Resorts, 8.25%, Series B	88,300	1,698,892
Strategic Hotels & Resorts, 8.25%, Series C	308,500	5,804,427
Sunstone Hotel Investors, 8.00%, Series A	226,000	4,237,500
W2007 Grace Acquisition I, 8.75%, Series B	102,427	1,024,270
W2007 Grace Acquisition I, 9.00%, Series C	104,800	1,048,000
		28,977,516
MORTGAGE 1.0%
Anthracite Capital, 8.25%, Series D	84,300	1,116,975
Newcastle Investment Corp., 9.75%, Series B	111,300	1,591,590
Newcastle Investment Corp., 8.05%, Series C	27,400	323,868
Newcastle Investment Corp., 8.375%, Series D	50,000	612,500
NorthStar Realty Finance Corp., 8.25%, Series B	124,700	1,652,275
		5,297,208
OFFICE 4.7%
BioMed Realty Trust, 7.375%, Series A	210,000	4,662,000
Brandywine Realty Trust, 7.50%, Series C	30,000	617,700
Cousins Properties, 7.75%, Series A	87,660	1,853,132
Cousins Properties, 7.50%, Series B	178,000	3,640,100
Digital Realty Trust, 8.50%, Series A	130,600	3,002,494
Digital Realty Trust, 7.875%, Series B	42,000	903,000
HRPT Properties Trust, 8.75%, Series B	133,540	3,199,619

	Number
	of Shares	Value
Kilroy Realty Corp., 7.50%, Series F	78,300	$1,659,177
Maguire Properties, 7.625%, Series A	18,295	215,881
SL Green Realty Corp., 7.625%, Series C	151,234	3,428,475
		23,181,578
OFFICE/INDUSTRIAL 1.1%
PS Business Parks, 7.00%, Series H	122,000	2,664,480
PS Business Parks, 7.375%, Series O	120,000	2,673,000
		5,337,480
RESIDENTIAL-APARTMENT 3.9%
Apartment Investment & Management Co., 7.75%, Series U	219,700	4,971,811
Apartment Investment & Management Co., 8.00%, Series V	185,400	4,162,230
Apartment Investment & Management Co., 7.875%, Series Y	166,000	3,683,540
Associated Estates Realty Corp., 8.70%, Series B	73,800	1,782,270
Mid-America Apartment Communities, 8.30%, Series H	120,800	2,929,400
UDR, 6.75%, Series G	79,400	1,875,031
		19,404,282
SELF STORAGE 4.7%
Public Storage, 7.25%, Series I	200,000	4,782,000
Public Storage, 7.25%, Series K	250,000	5,922,500
Public Storage, 6.75%, Series L	405,000	8,808,750
Public Storage, 6.625%, Series M	179,800	3,741,638
		23,254,888
SHOPPING CENTER 4.6%
COMMUNITY CENTER 1.5%
Kimco Realty Corp., 7.75%, Series G	38,211	913,243
National Retail Properties, 7.375%, Series C	80,000	1,724,000
Tanger Factory Outlet Centers, 7.50%, Series C	122,000	2,836,500
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(d)	16,000	1,652,800
		7,126,543
REGIONAL MALL 3.1%
CBL & Associates Properties, 7.75%, Series C	139,200	2,867,520
CBL & Associates Properties, 7.375%, Series D	221,000	4,342,650

	Number
	of Shares	Value
Glimcher Realty Trust, 8.75%, Series F	34,900	$653,677
Glimcher Realty Trust, 8.125%, Series G	60,000	1,021,800
Simon Property Group, 8.375%, Series J ($50 par value)(d)	70,800	4,340,748
Taubman Centers, 8.00%, Series G	100,000	2,323,000
		15,549,395
TOTAL SHOPPING CENTER		22,675,938
TOTAL REAL ESTATE		150,835,511
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$187,268,086)		156,275,201

PREFERRED SECURITIES—CAPITAL SECURITIES 0.4%
INSURANCE
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(e) (Identified cost—$1,981,584)	2,000,000	1,823,500

		Principal Amount
COMMERCIAL PAPER 6.1%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$30,139,000)		$30,139,000	30,139,000

TOTAL INVESTMENTS (Identified cost—$719,340,515)	176.0%		872,119,880

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(616,593)

LIQUIDATION VALUE OF PREFERRED SHARES	(75.9)%		(376,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $15.60 per share based on 31,764,141 shares of common stock outstanding)	100.0%		$495,503,287

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 125,000 shares segregated as collateral for the interest rate swap transactions.

(b) 39,000 shares segregated as collateral for the interest rate swap transactions.

(c) 23,650 shares segregated as collateral for the interest rate swap transactions.

(d) Illiquid security.  Aggregate holdings equal 1.2% of net assets applicable to common shares.

(e) Resale is restricted to qualified institutional investors; 0.4% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Bank of America	$11,850,000	3.215%	3.119%	October 2, 2008	$(43,794)
Merrill Lynch Derivative Products AG	$38,000,000	4.160%	2.775%	October 18, 2009	(1,043,503)
Merrill Lynch Derivative Products AG	$55,000,000	3.600%	2.704%	January 29, 2014	(563,889)
Royal Bank of Canada	$11,850,000	3.680%	2.599%	October 22, 2008	(84,171)
Royal Bank of Canada	$41,000,000	4.258%	3.058%	March 9, 2010	(1,512,752)
UBS AG	$30,000,000	4.640%	2.536%	October 20, 2008	(385,054)
UBS AG	$52,000,000	3.490%	2.818%	October 17, 2012	(801,655)
UBS AG	$22,000,000	4.165%	2.775%	October 18, 2009	(605,842)
					$(5,040,660)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$872,119,880	$832,091,562	$40,028,318	—
Other Financial Instruments*	(5,040,660)	—	(5,040,660)	—
Total	$867,079,220	$832,091,562	$34,987,658	$—

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$2,797,565
Accrued premiums/discounts	—
Realized gain (loss)	(1,529,027)
Change in unrealized appreciation (depreciation)	2,305,535
Net purchases (sales)	(3,574,073)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$210,809,862
Gross unrealized depreciation	(58,030,497)
Net unrealized appreciation	$152,779,365

Cost for federal income tax purposes	$719,340,515

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008